Management and assessment of financial risks (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Management and assessment of financial risks
Negative cash flows from operating activities	€ (18,988)	€ (23,795)	€ (9,743)